SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Due from related parties	$ 32,528
Linsun [Member]
Related Party Transaction [Line Items]
Due from related parties	32,118
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 410